Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Debt
Debt consists of the following as of December 31, 2021 and 2020:

	As of December 31,
	2021	2020
(amounts in US Dollars)	(in thousands)
Revolving Credit Facility	$39,017	$—
Term loan	—	26,187

Total debt	39,017	26,187
Less: Deferred financing fees	—	(155)

	39,017	26,032
Less: Current portion	—	(26,032)

Total non-current debt, net of deferred financing fees	$39,017	$—